SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Schedule Of Significant Accounting Policies [Line Items]
Gaming taxes and license fees	$ 1,346,388	$ 1,279,168
Current portion of unamortized deferred financing costs	$ 2,765		$ 3,669
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net			32,335
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net			143,804
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net			3,669
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net			32,335
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Non-current portion of unamortized deferred financing costs			143,804
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Current portion of unamortized deferred financing costs			$ 3,669
Share options [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	9,409,494	4,930,161
Restricted shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	3,169,488	633,062